Borrowings - Additional Information (Details)						12 Months Ended
	Jul. 15, 2019 USD ($)	Jul. 15, 2019 CAD ($)	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CAD ($)	Feb. 07, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 28, 2019 USD ($)	Apr. 17, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Loss on repurchase of borrowings						$ 23,700,000	$ 58,900,000
Principal						7,261,000,000	6,506,400,000
Borrowings						7,232,600,000	6,480,400,000
Interest expense on borrowings						404,200,000	347,100,000
Interest expense on lease liabilities						$ 67,800,000	0
Maximum ratio of consolidated debt to consolidated capitalization						0.35
Required minimum of shareholders' equity balance						$ 9,500,000,000.0
Shareholders’ equity attributable to shareholders of Fairfax						14,378,100,000	13,114,800,000
Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Principal						4,148,700,000	3,893,700,000
Borrowings						4,117,300,000	3,859,500,000
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Loss on repurchase of borrowings						0	0
Principal						1,028,100,000	983,000,000
Borrowings						1,039,600,000	995,700,000
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Loss on repurchase of borrowings						23,700,000	58,900,000
Principal						2,084,200,000	1,629,700,000
Borrowings						$ 2,075,700,000	1,625,200,000
6.40% due May 25, 2021 (Cdn$400.0) | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Repurchased amount		$ 395,600,000
Interest rate		6.40%				6.40%		6.40%
Payments for redemption of debt	$ 329,100,000	$ 429,000,000
Loss on repurchase of borrowings	$ 23,700,000	$ 30,700,000
Principal						$ 0	289,600,000	$ 400,000,000.0
4.23% due June 14, 2029 (Cdn$500.0) | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate			4.23%			4.23%		4.23%
Principal			$ 500,000,000.0			$ 385,600,000		$ 500,000,000.0
Issuance price			99.952
Net proceeds from borrowings			371,500,000	$ 497,300,000
Borrowing costs capitalised			$ 1,900,000	$ 2,500,000
4.142% due February 7, 2024 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate					4.142%	4.142%		4.142%
Principal					$ 85,000,000.0	$ 85,000,000
Issuance price					100.0
Net proceeds from borrowings					85,000,000
Borrowing costs capitalised					$ 600,000
Brit floating rate revolving credit facility | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Principal						140,000,000	7,900,000
Fairfax India Floating Rate Term Loan Due June 2019 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal							$ 550,000,000		$ 550,000,000
Fairfax India Revolving Credit Facility [Member] | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 50,000,000
AGT Floating Rate Secured Senior Credit Facility Due March 2020
Disclosure of detailed information about borrowings [line items]
Principal										$ 525,000,000
Borrowings						386,900,000		$ 501,700,000
The credit facility | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Short term draw						0
Revolving credit facility available						$ 2,000,000,000
Debt to consolidated capitalization ratio, actual						0.26		0.26
Brit | Brit floating rate revolving credit facility | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Short term draw						$ 132,100,000